Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 271	₨ 307	₨ 234
Fair value of plan assets	(215)	(169)	₨ (128)
Net defined benefit liability recognized	₨ 56	₨ 138